Summary of Significant Accounting Policies - Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Beginning Balance	$ (540,967)	$ (648,065)	$ (348,860)
Net current period other comprehensive income (loss)	(229,872)	107,098	(299,205)
Ending Balance	$ (770,839)	$ (540,967)	$ (648,065)